Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries, Balance Sheet) (Detail) - USD ($) $ in Thousands		Mar. 31, 2015		Dec. 31, 2014		Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents		$ 289,014		$ 457,024		$ 660,742	$ 708,151	$ 1,225,010	$ 1,228,682
Accounts receivable, net of allowance		1,242,075		1,395,248			1,440,501
Intercompany receivables				0	[1]		0
Prepaid expenses		244,840		191,572			203,485
Other current assets		141,624		136,299			161,157
Total Current Assets		1,917,553		2,180,143			2,513,294
Structures, net		1,567,653		1,614,199			1,765,510
Other property, plant and equipment, net		1,018,137		1,084,865			1,132,120
Indefinite-lived intangibles - licenses		2,411,259		2,411,071			2,416,406
Indefinite-lived intangibles - permits		1,065,810		1,066,748			1,067,783
Other intangibles, net		1,141,481		1,206,727			1,466,546
Goodwill		4,170,632		4,187,424			4,202,187	4,216,085
Intercompany notes receivable				0			0
Long-term intercompany receivable				0			0
Investment in subsidiaries				0			0
Other assets		289,408		289,065			533,456
Total Assets		13,581,933		14,040,242			15,097,302	16,292,713
Accounts payable		132,419		132,258			131,370
Accrued expenses		718,418		799,475			807,210
Intercompany payable		5,800,000		0	[1]		0
Accrued interest		162,961		252,900			194,844
Deferred income		217,019		176,048			176,460
Current portion of long-term debt		2,844		3,604			453,734
Total Current Liabilities		1,233,661		1,364,285			1,763,618
Long-term debt		20,483,195		20,322,414			20,030,479
Long-term intercompany payable							0
Intercompany long-term debt				0			0
Deferred income taxes		1,566,965		1,563,888			1,537,820
Other long-term liabilities		451,795		454,863			462,020
Total member's interest (deficit)		(10,153,683)		(9,665,208)			(8,696,635)	(7,995,191)	(7,471,941)
Total Liabilities and Member's Deficit		13,581,933		14,040,242			15,097,302
Long-term intercompany payable				0
iHM [Member]
Cash and cash equivalents				0			0	0	0
Accounts receivable, net of allowance				0			0
Intercompany receivables				0	[1]		0
Prepaid expenses				0			0
Other current assets				0			0
Total Current Assets				0			0
Structures, net				0			0
Other property, plant and equipment, net				0			0
Indefinite-lived intangibles - licenses				0			0
Indefinite-lived intangibles - permits				0			0
Other intangibles, net				0			0
Goodwill				0			0
Intercompany notes receivable				0			0
Long-term intercompany receivable				0			0
Investment in subsidiaries		(10,337,218)		(9,875,294)			(9,053,312)
Other assets				0			0
Total Assets		(10,337,218)		(9,875,294)			(9,053,312)
Accounts payable				0			0
Accrued expenses				0			0
Intercompany payable				0	[1]		0
Accrued interest				0			0
Deferred income				0			0
Current portion of long-term debt				0			0
Total Current Liabilities				0			0
Long-term debt				0			0
Long-term intercompany payable							0
Intercompany long-term debt				0			0
Deferred income taxes				0			0
Other long-term liabilities				0			0
Total member's interest (deficit)		(10,337,218)		(9,875,294)			(9,053,312)
Total Liabilities and Member's Deficit		(10,337,218)		(9,875,294)			(9,053,312)
Long-term intercompany payable				0
Subsidiary Issuer [Member]
Cash and cash equivalents		7		7		9	9	11	1
Accounts receivable, net of allowance				0			0
Intercompany receivables		1,593,835	[2]	1,875,543	[1],[3]		3,022,719
Prepaid expenses		3,806		1,671			1,743
Other current assets		23,569		24,522			22,184
Total Current Assets		1,621,217		1,901,743			3,046,655
Structures, net				0			0
Other property, plant and equipment, net				0			0
Indefinite-lived intangibles - licenses				0			0
Indefinite-lived intangibles - permits				0			0
Other intangibles, net				0			0
Goodwill				0			0
Intercompany notes receivable		962,000		962,000			962,000
Long-term intercompany receivable				0			0
Investment in subsidiaries		4,125,095		4,236,322			3,876,744
Other assets		104,819		102,020			109,231
Total Assets		6,813,131		7,202,085			7,994,630
Accounts payable				0			0
Accrued expenses		(61,802)		(97,506)			(133,481)
Intercompany payable	[1]			0
Accrued interest		172,122		278,502			219,921
Deferred income				0			0
Current portion of long-term debt				0			437,735
Total Current Liabilities		110,320		180,996			524,175
Long-term debt		16,165,799		15,998,144			15,798,376
Long-term intercompany payable		886,321		947,806			879,108
Intercompany long-term debt				0			0
Deferred income taxes		(32,570)		(70,053)			(175,925)
Other long-term liabilities		20,478		20,485			22,207
Total member's interest (deficit)		(10,337,217)		(9,875,293)			(9,053,311)
Total Liabilities and Member's Deficit		6,813,131		7,202,085			7,994,630
Long-term intercompany payable				947,806
Guarantor Subsidiaries [Member]
Cash and cash equivalents		49,621		225,402		210,509	182,152	333,768	461,572
Accounts receivable, net of allowance		611,099		695,356			727,419
Intercompany receivables				0	[1]		0
Prepaid expenses		86,216		55,092			56,070
Other current assets		61,525		48,490			69,474
Total Current Assets		808,461		1,024,340			1,035,115
Structures, net				0			0
Other property, plant and equipment, net		753,932		792,599			815,358
Indefinite-lived intangibles - licenses		2,411,259		2,411,071			2,416,406
Indefinite-lived intangibles - permits				0			0
Other intangibles, net		741,439		787,772			970,926
Goodwill		3,366,558		3,366,558			3,348,299
Intercompany notes receivable				0			0
Long-term intercompany receivable				0			0
Investment in subsidiaries		(111,683)		7,269			231,141
Other assets		54,783		55,690			51,920
Total Assets		8,024,749		8,445,299			8,869,165
Accounts payable		58,111		56,093			45,289
Accrued expenses		346,621		348,479			361,977
Intercompany payable		1,736,600	[2]	2,014,433	[1],[3]		3,084,544
Accrued interest				0			241
Deferred income		84,921		79,110			65,710
Current portion of long-term debt		144		143			0
Total Current Liabilities		2,226,397		2,498,258			3,557,761
Long-term debt		4,989		5,030			4,000
Long-term intercompany payable							0
Intercompany long-term debt		962,000		962,000			962,000
Deferred income taxes		957,743		988,675			1,056,586
Other long-term liabilities		201,336		199,517			189,573
Total member's interest (deficit)		3,672,284		3,791,819			3,099,245
Total Liabilities and Member's Deficit		8,024,749		8,445,299			8,869,165
Long-term intercompany payable				0
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents		239,386		231,615		$ 450,224	525,990	891,231	767,109
Accounts receivable, net of allowance		630,976		699,892			713,082
Intercompany receivables		142,765	[2]	138,890	[1],[3]		61,825
Prepaid expenses		154,818		134,809			145,672
Other current assets		69,965		93,656			341,948
Total Current Assets		1,237,910		1,298,862			1,788,517
Structures, net		1,567,653		1,614,199			1,765,510
Other property, plant and equipment, net		264,205		292,266			316,762
Indefinite-lived intangibles - licenses				0			0
Indefinite-lived intangibles - permits		1,065,810		1,066,748			1,067,783
Other intangibles, net		400,042		418,955			495,620
Goodwill		804,074		820,866			853,888
Intercompany notes receivable				0			0
Long-term intercompany receivable		886,321		947,806			879,108
Investment in subsidiaries				0			0
Other assets		752,412		731,598			686,900
Total Assets		6,978,427		7,191,300			7,854,088
Accounts payable		74,308		76,165			86,081
Accrued expenses		433,599		548,502			578,714
Intercompany payable				0	[1]		0
Accrued interest		4,274		4,767			3,966
Deferred income		132,098		96,938			110,750
Current portion of long-term debt		2,700		3,461			15,999
Total Current Liabilities		646,979		729,833			795,510
Long-term debt		4,928,335		4,930,468			4,919,377
Long-term intercompany payable							0
Intercompany long-term debt				0			0
Deferred income taxes		642,120		646,919			656,941
Other long-term liabilities		229,981		234,861			250,240
Total member's interest (deficit)		531,012		649,219			1,232,020
Total Liabilities and Member's Deficit		6,978,427		7,191,300			7,854,088
Long-term intercompany payable				0
Consolidation, Eliminations [Member]
Cash and cash equivalents				0			0	$ 0	$ 0
Accounts receivable, net of allowance				0			0
Intercompany receivables		(1,736,600)	[2]	(2,014,433)	[1],[3]		(3,084,544)
Prepaid expenses				0			0
Other current assets		(13,435)		(30,369)			(272,449)
Total Current Assets		(1,750,035)		(2,044,802)			(3,356,993)
Structures, net				0			0
Other property, plant and equipment, net				0			0
Indefinite-lived intangibles - licenses				0			0
Indefinite-lived intangibles - permits				0			0
Other intangibles, net				0			0
Goodwill				0			0
Intercompany notes receivable		(962,000)		(962,000)			(962,000)
Long-term intercompany receivable		(886,321)		(947,806)			(879,108)
Investment in subsidiaries		6,323,806		5,631,703			4,945,427
Other assets		(622,606)		(600,243)			(314,595)
Total Assets		2,102,844		1,076,852			(567,269)
Accounts payable				0			0
Accrued expenses				0			0
Intercompany payable		(1,736,600)	[2]	(2,014,433)	[1],[3]		(3,084,544)
Accrued interest		(13,435)		(30,369)			(29,284)
Deferred income				0			0
Current portion of long-term debt				0			0
Total Current Liabilities		(1,750,035)		(2,044,802)			(3,113,828)
Long-term debt		(615,928)		(611,228)			(691,274)
Long-term intercompany payable		(886,321)		(947,806)			(879,108)
Intercompany long-term debt		(962,000)		(962,000)			(962,000)
Deferred income taxes		(328)		(1,653)			218
Other long-term liabilities				0			0
Total member's interest (deficit)		6,317,456		5,644,341			5,078,723
Total Liabilities and Member's Deficit		$ 2,102,844		1,076,852			$ (567,269)
Long-term intercompany payable				$ (947,806)

[1]	(1) The intercompany payable balance includes approximately $6.7 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.
[2]	The intercompany payable balance includes approximately $5.8 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.
[3]	The intercompany payable balance includes approximately $6.7 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.